Risk Report - Asset Quality - Financial Assets at amortized cost by Business Division (Detail) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	€ 796,683		€ 760,807
Allowance for credit losses	6,156		5,799
Segment Consolidation Items
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	796,683	[1]	760,807	[2]
Allowance for credit losses	6,156		5,799
Corporate Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	137,094	[1]	131,326	[2]
Allowance for credit losses	1,196		1,212
Investment Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	201,618	[1]	195,682	[2]
Allowance for credit losses	1,453		1,176
Private Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	251,272	[1]	262,526	[2]
Allowance for credit losses	3,382		3,277
Asset Management
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	1,377	[1]	1,224	[2]
Allowance for credit losses	0		0
Corporate & Other
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	205,322	[1]	170,050	[2]
Allowance for credit losses	126		133
Stage 1
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	727,810		681,147
Allowance for credit losses	421		438
Stage 1 | Segment Consolidation Items
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	727,810	[1]	681,147	[2]
Allowance for credit losses	421		438
Stage 1 | Corporate Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	121,313	[1]	115,541	[2]
Allowance for credit losses	61		86
Stage 1 | Investment Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	185,796	[1]	179,230	[2]
Allowance for credit losses	168		138
Stage 1 | Private Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	215,857	[1]	224,098	[2]
Allowance for credit losses	187		205
Stage 1 | Asset Management
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	1,374	[1]	1,213	[2]
Allowance for credit losses	0		0
Stage 1 | Corporate & Other
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	203,470	[1]	161,066	[2]
Allowance for credit losses	5		9
Stage 2
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	53,383		63,836
Allowance for credit losses	888		736
Stage 2 | Segment Consolidation Items
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	53,383	[1]	63,836	[2]
Allowance for credit losses	888		736
Stage 2 | Corporate Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	13,065	[1]	12,770	[2]
Allowance for credit losses	109		121
Stage 2 | Investment Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	10,843	[1]	12,380	[2]
Allowance for credit losses	252		112
Stage 2 | Private Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	28,216	[1]	30,564	[2]
Allowance for credit losses	507		489
Stage 2 | Asset Management
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	3	[1]	11	[2]
Allowance for credit losses	0		0
Stage 2 | Corporate & Other
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	1,256	[1]	8,111	[2]
Allowance for credit losses	20		14
Stage 3
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	14,874		15,214
Allowance for credit losses	4,600		4,412
Stage 3 | Segment Consolidation Items
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	14,874	[1]	15,214	[2]
Allowance for credit losses	4,600		4,412
Stage 3 | Corporate Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	2,700	[1]	3,015	[2]
Allowance for credit losses	1,027		1,006
Stage 3 | Investment Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	4,418	[1]	3,462	[2]
Allowance for credit losses	794		714
Stage 3 | Private Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	7,161	[1]	7,864	[2]
Allowance for credit losses	2,678		2,583
Stage 3 | Asset Management
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	0	[1]	0	[2]
Allowance for credit losses	0		0
Stage 3 | Corporate & Other
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	596	[1]	873	[2]
Allowance for credit losses	101		110
Stage 3 POCI
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	615		609
Allowance for credit losses	247		213
Stage 3 POCI | Segment Consolidation Items
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	615	[1]	609	[2]
Allowance for credit losses	247		213
Stage 3 POCI | Corporate Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	16	[1]	0	[2]
Allowance for credit losses	(2)		0
Stage 3 POCI | Investment Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	561	[1]	609	[2]
Allowance for credit losses	238		213
Stage 3 POCI | Private Bank
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	39	[1]	0	[2]
Allowance for credit losses	10		0
Stage 3 POCI | Asset Management
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	0	[1]	0	[2]
Allowance for credit losses	0		0
Stage 3 POCI | Corporate & Other
Amortized Cost Exposures by Business Division [Line Items]
Gross carrying amount	0	[1]	0	[2]
Allowance for credit losses	€ 0		€ 0

[1]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other
[2]	Gross Carrying Amount numbers per business division are reported after a reallocation of cash balances from business divisions to Corporate & Other